Employee Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Included in:
Fulfillment expenses	$ 3,139	$ 3,943	$ 4,395
Marketing expenses	1,207	1,783	1,780
Technology and content expenses	1,925	2,400	2,625
General and administrative expenses	3,498	4,960	6,979
Total employee compensation	$ 9,769	$ 13,086	$ 15,779